Intangible Assets - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Goodwill impairment recognised	£ 0	£ 0
Computer software	99,000,000	197,000,000
Internally generated computer software	£ 68,000,000	£ 123,000,000